Condensed financial information of the Company (Condensed Statement of cash flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 158,107,859	$ 103,005,129	$ 51,122,254
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net			(226,579)
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Change in fair value of warrant liability			(841,560)
Stock based compensation expense	2,151,844	1,740,861	2,646,699
Changes in operating assets and liabilities:
Other receivables	(13,732,838)	(6,396,548)	4,295,664
Other assets	112,640	(348,252)	25,810,028
Income tax payable	8,800,739	23,772,502	23,985,448
Other payables and accrued liabilities	13,219,557	9,658,015	4,550,058
Accrued interest	17,333	(17,333)	(763,464)
Net cash provided by operating activities	182,720,894	212,827,733	51,422,170
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary			359,685
Proceeds from short-term debt	124,209,385	106,619,872	147,455,302
Repayments of short-term bank loans	(135,216,321)	(174,925,760)	(171,785,111)
Proceeds from other long-term debt			10,000,000
Repayment of other debt	(26,012,362)	(24,860,148)	(59,573,808)
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Net cash used in financing activities	(6,781,779)	(118,674,027)	(10,203,228)
NET INCREASE IN CASH AND CASH EQUIVALENTS	175,585,111	92,989,620	49,651,251
Cash and cash equivalents, at beginning of period	319,218,155	213,325,871	157,800,190
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	496,204,796	319,218,155	213,325,871
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			30,000,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	156,997,595	102,297,870	51,140,211
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(170,662,644)	(112,676,827)	(60,388,873)
Depreciation and amortization		319,779
Accretion of long-term debt	1,024,166	1,021,368
Change in fair value of warrant liability			(841,560)
Stock based compensation expense	84,988	38,382
Changes in operating assets and liabilities:
Other receivables		(3,137)	(2,792)
Other assets	551,420	348,766	508,595
Income tax payable		375	(829,790)
Other tax payable		(24,116)	222,476
Other payables and accrued liabilities	204,846	864,636	(1,175,084)
Accrued interest	17,333	(514,226)	(5,812,765)
Net cash provided by operating activities	(11,782,296)	(8,327,130)	(5,554,052)
CASH FLOWS FROM FINANCING ACTIVITIES
Changes in due from a subsidiary	(13,593,497)	7,458,606	73,204,741
Proceeds from short-term debt	25,000,000	25,000,000
Repayments of short-term bank loans	(25,000,000)
Proceeds from other long-term debt	35,000,000		10,000,000
Repayment of other debt			(77,954,175)
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Proceeds from issuance of common shares	98,812	22	15,188
Net cash used in financing activities	7,027,504	16,838,730	5,265,754
NET INCREASE IN CASH AND CASH EQUIVALENTS	(4,754,792)	8,511,600	(288,298)
Cash and cash equivalents, at beginning of period	8,516,544	4,944	293,242
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	3,761,752	8,516,544	4,944
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			$ 30,000,000